Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Loss from Continuing Operations Before Income Tax Expense (benefit)

Loss from continuing operations before income tax expense (benefit) is as follows:

	For the Years Ended
	December 31,
	2017	2016

Tax jurisdiction from:
- US	$(792,206)	$-
- Foreign
Hong Kong (HK)	(415,435)	(113,009)
Japan (JP)	(159,443)	(74,733)
Switzerland (EU)	(51,671)	6,702
Loss before income taxes	$(1,418,755)	$(181,040)

Schedule of Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2017 and 2016:

	December 31,
	2017	2016

Deferred tax assets:
NOL carryforwards
United States – current rate	$266,934	$-
United States – effect of change in statutory rate	(102,062)	-
-Foreign	337,278	210,821
Total	502,150	210,821
Less: valuation allowance	(502,150)	(210,821)
Net deferred tax asset	$-	$-